Redeemable preferred shares - Issued and outstanding redeemable convertible preferred shares pre- and post-Rights Offering (Details)		1 Months Ended
	Aug. 06, 2025 $ / shares shares	Aug. 31, 2025 $ / shares shares	Jun. 30, 2026	Dec. 31, 2025 shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Redeemable preferred shares
Temporary equity, shares issued (in shares)	180,827,421			189,817,561	18,082,742
Temporary equity, shares outstanding (in shares)	180,827,421			189,817,561	18,082,742	17,757,257
Conversion ratio	0.01		0.01	0.01
Redemption minimum approval requirement	0.67%
New Class A
Redeemable preferred shares
Temporary equity, shares issued (in shares)	56,010,259	56,010,259
Temporary equity, shares outstanding (in shares)	56,010,259	56,010,259
Conversion ratio		0.01
Liquidation/Deemed liquidation preference		0.01
Redemption minimum approval requirement		0.667%
Class B Series 1 redeemable convertible preferred shares
Redeemable preferred shares
Temporary equity, shares issued (in shares)		11,612,203
Temporary equity, shares outstanding (in shares)		11,612,203
Conversion ratio		0.01
Liquidation/Deemed liquidation preference		0.02
Original subscription price per share | $ / shares		$ 1.587
Redemption minimum approval requirement		0.667%
Class B Series 2 redeemable convertible preferred shares
Redeemable preferred shares
Temporary equity, shares issued (in shares)		26,965,385
Temporary equity, shares outstanding (in shares)		26,965,385
Conversion ratio		0.01
Liquidation/Deemed liquidation preference		0.02
Original subscription price per share | $ / shares		$ 1.1903
Redemption minimum approval requirement		0.667%
Class B Series 3 redeemable convertible preferred shares
Redeemable preferred shares
Temporary equity, shares issued (in shares)		95,229,714
Temporary equity, shares outstanding (in shares)		95,229,714
Conversion ratio		0.01
Liquidation/Deemed liquidation preference		0.02
Original subscription price per share | $ / shares	$ 0.0001	$ 0.00001
Redemption minimum approval requirement		0.667%